Operating Lease Right-of-Use Assets, Net (Details)			1 Months Ended		6 Months Ended
	Jul. 07, 2021 USD ($) a	Jul. 07, 2021 CNY (¥) a	Dec. 01, 2016 USD ($) m²	Dec. 01, 2016 CNY (¥) m²	Dec. 31, 2022
Operating Lease Right-of-Use Assets, Net (Details) [Line Items]
Farmland acres (in Acres) | a	74	74
Operating lease right of use amount	$ 2,319,791	¥ 15,000,000
Paid amount	$ 2,319,791	¥ 15,000,000
Shou Hill Valley Area and Villas [Member] | Maximum [Member]
Operating Lease Right-of-Use Assets, Net (Details) [Line Items]
Number of operating leases right-of-use assets					20 years
Shou Hill Valley Area and Villas [Member] | Minimum [Member]
Operating Lease Right-of-Use Assets, Net (Details) [Line Items]
Number of operating leases right-of-use assets					10 years
Base Station Tower [Member] | Maximum [Member]
Operating Lease Right-of-Use Assets, Net (Details) [Line Items]
Number of operating leases right-of-use assets					12 years 6 months
Base Station Tower [Member] | Minimum [Member]
Operating Lease Right-of-Use Assets, Net (Details) [Line Items]
Number of operating leases right-of-use assets					3 years
Zhongrun [Member]
Operating Lease Right-of-Use Assets, Net (Details) [Line Items]
Operating lease right of use amount			$ 2,127,121	¥ 14,814,544
Warehouse square meters (in Square Meters) | m²			7,199.38	7,199.38